Intangible assets and goodwill - Summary of carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable mount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Opening Balance	€ 1,158,175	€ 747,465
Ending Balance	1,319,127	1,158,175
RoW Betting
Intangible assets and goodwill
Opening Balance	29,452	29,335
Acquisition	46,237
Foreign currency translation effect	(1,793)	117
Ending Balance	€ 73,896	€ 29,452
Terminal value growth rate	2.00%	2.00%
Budgeted EBITDA margin 1	38.50%	39.80%
Discount rate - WACC (before taxes)	12.20%	10.10%
RoW Betting AV
Intangible assets and goodwill
Opening Balance	€ 106,296	€ 44,001
Acquisition		57,814
Foreign currency translation effect	3,875	4,481
Ending Balance	€ 110,171	€ 106,296
Terminal value growth rate	2.00%	2.00%
Budgeted EBITDA margin 1	14.60%	15.30%
Discount rate - WACC (before taxes)	12.10%	10.10%
RoW Other
Intangible assets and goodwill
Opening Balance	€ 17,504	€ 12,772
Acquisition	3,079	4,659
Foreign currency translation effect	(56)	72
Ending Balance	€ 20,527	€ 17,504
Terminal value growth rate	2.00%	2.00%
Budgeted EBITDA margin 1	22.70%	22.10%
Discount rate - WACC (before taxes)	13.70%	12.00%
United States
Intangible assets and goodwill
Opening Balance	€ 94,900
Acquisition		€ 88,752
Foreign currency translation effect	4,495	6,148
Ending Balance	€ 99,395	€ 94,900
Terminal value growth rate	2.00%	2.00%
Budgeted EBITDA margin 1	26.70%	23.20%
Discount rate - WACC (before taxes)	15.10%	12.70%